Research and development expenses	12 Months Ended
Dec. 31, 2022
Research and development expenses
Research and development expenses

7.Research and development expenses

The following table shows the different types of expenses allocated to research and development costs for the years ended December 31:

	2022	2021	2020
Third-party services	61,943	54,810	29,324
Personnel expenses	29,023	20,532	13,638
Legal, consulting and patent expenses	1,177	1,301	2,380
Cost of materials	2,138	2,152	1,730
Amortization and depreciation	2,639	1,057	834
Other expenses	1,894	1,636	2,083
	98,814	81,488	49,989

Amortization and depreciation includes an impairment of €1.5 million in respect of a technology licence (see note 12).